Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures:
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	568	589
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consolidated revenue, major customer, percentage	9.00%	14.00%	17.00%
Customer accounted for ten percent of consolidated revenues	1	1	1
NGLs, natural gas, and related products and services [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	341	406
Transportation of natural gas and related products [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	193	169
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	34	14
Carrying Amount [Member]
Additional disclosures:
Notes receivable and other	7	11
Long-term debt	(9,057)	(8,437)
Fair Value [Member]
Additional disclosures:
Notes receivable and other	7	10
Long-term debt	(9,581)	(9,624)
Level 1 [Member]
Additional disclosures:
Notes receivable and other	1	2
Long-term debt	0	0
Level 2 [Member]
Additional disclosures:
Notes receivable and other	6	8
Long-term debt	(9,581)	(9,624)
Level 3 [Member]
Additional disclosures:
Notes receivable and other	0	0
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	33	18
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	3	5
Energy derivative liabilities	(3)	(1)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	33	18
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	3	5
Energy derivative liabilities	(3)	(1)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	33	18
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	0
Energy derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	0
Energy derivative liabilities	(1)	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	3	5
Energy derivative liabilities	$ (2)	$ (1)